U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE
24F-2
READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING
FORM.
1.	Name and address of issuer:
       Prudential Short-Term Corporate Bond Fund, Inc.
100 Mulberry Street
Gateway Center Three
Newark, New Jersey 07102-4077

2.	The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]

3.	Investment Company Act File Number:  811-05594.
Securities Act File Number:  33-22363.

4.	(a)	Last day of fiscal year for which this Form is filed:  December
31, 2012.
(b)	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.
(c)	[ ] Check box if this is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:
(i)	Aggregate sale price of securities
sold during the fiscal year
 pursuant to section 24(f):
$ 5,443,474,942

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:
$ 2,194,514,612

(iii)	Aggregate price of securities
redeemed or repurchased during
any PRIOR fiscal year ending no
earlier than October 11, 1995
that
were not previously used to
reduce registration fees payable
to the
Commission:
$0

(iv)	Total available redemption
credits [add items 5(ii) and
5(iii)]:
$ 2,194,514,612

(v)	Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item
5(iv)
from Item 5(i)]:
$ 3,248,960,330

(vi)	Redemption credits available for
use in future years -- if Item 5(i)
is
less than Item 5(iv) [subtract
Item
5(iv) from Item 5(i)]:
$ 0

(vii)	Multiplier for determining
registration fee (See Instruction
C.9):
x  0.0001364

(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if
no fee is due):
= $ 443,158.19

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
24e-2
remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $ 0

8.	Total of the amount of the registration fee due plus any interest due
       [Item 5(viii) plus Item 7]: = $ 443,158.19

9.	Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository: March 15, 2013
Method of Delivery: N/A
[X] Wire Transfer
[   ] Mail or other means



SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ M. Sadiq Peshimam

M. Sadiq Peshimam

Assistant Treasurer


Date: March 15, 2013
2
NYB 1476879.1

NYB 1476879.1